CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Revenues	$ 301,599,897	$ 323,199,694	$ 196,219,101
Cost of revenues	(203,486,191)	(179,151,930)	(118,408,302)
Gross profit	98,113,706	144,047,764	77,810,799
Operating (expenses) income:
Selling, general and administrative expenses	(27,076,669)	(16,042,494)	(15,081,878)
Research and development expenses	(2,736,520)	(676,323)	(3,878,414)
Other operating income, net	13,177,254	3,750,147	2,285,331
Total operating expenses, net	(16,635,935)	(12,968,670)	(16,674,961)
Income from operations	81,477,771	131,079,094	61,135,838
Interest expense	(10,762,677)	(16,262,205)	(12,720,155)
Interest income	1,235,873	464,515	149,259
Exchange gain (loss)	1,836,160	(5,853)	6,553
Income before income taxes	73,787,127	115,275,551	48,571,495
Income tax expense	(11,716,545)	(17,332,226)	(7,358,089)
Net income from continuing operations	62,070,582	97,943,325	41,213,406
Income (loss) from discontinued operations, net of tax	(23,305,045)	(4,087,925)	2,710,591
Net income	38,765,537	93,855,400	43,923,997
Net income attributable to non-controlling interest	640,832	1,014,272	430,241
Net income attributable to Daqo New Energy Corp. ordinary shareholders	$ 38,124,705	$ 92,841,128	$ 43,493,756
NET EARNINGS (LOSS) PER ORDINARY SHARE
Continuing operations	$ 0.19	$ 0.37	$ 0.16
Discontinued operations	(0.07)	(0.02)	0.01
Basic—ordinary shares	0.12	0.35	0.17
Continuing operations	0.19	0.35	0.15
Discontinued operations	(0.07)	(0.01)	0.01
Diluted—ordinary shares	$ 0.12	$ 0.34	$ 0.16
ORDINARY SHARES USED IN CALCULATING EARNINGS (LOSS) PER ORDINARY SHARE
Basic—ordinary shares	311,715,158	265,070,961	261,742,244
Diluted—ordinary shares	325,506,335	272,926,319	264,817,755